Equity Method Investments - Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position (Parenthetical) (Detail)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Refinitiv [member]
Disclosure of associates [line items]
Percentage of voting equity interests acquired	45.00%	45.00%	45.00%